Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Revenues	$ 98,517	$ 113,562	$ 134,519
Revenues - related party (Note 4)	31,799	11,030	0
Total revenues	130,316	124,592	134,519
Expenses:
Voyage expenses (Note 10)	11,565	7,009	3,993
Voyage expenses - related party (Note 4, 10)	165	0	0
Vessel operating expenses - related party (Notes 4, 10)	30,516	30,261	30,830
Vessel operating expenses (Note 10)	4,949	1,034	2,204
General and administrative expenses (Note 4)	10,609	3,506	2,876
Depreciation (Note 5)	37,214	31,464	30,685
Operating income	35,298	51,318	63,931
Non operating income (expense), net:
Gain from bargain purchase (Note 3)	82,453	0	0
Other income (expense):
Interest expense and finance cost	(33,820)	(33,259)	(32,675)
Gain on interest rate swap agreement (Note 8)	2,310	0	0
Interest and other income	879	860	1,460
Total other expense, net	(30,631)	(32,399)	(31,215)
Net income	87,120	18,919	32,716
Less:
Net income attributable to CMTC operations	0	983	3,491
Partnership's net income	87,120	17,936	29,225
General Partner's interest in Partnership's net income	1,742	359	584
Limited Partners' interest in Partnership's net income	$ 85,378	$ 17,577	$ 28,641
Limited Partner's net income per (Note 15):
Common units (basic and diluted)	$ 1.78	$ 0.54	$ 1.15
Subordinated units (basic and diluted)	$ 0	$ 0	$ 1.17
Total units (basic and diluted)	$ 1.78	$ 0.54	$ 1.15
Weighted-average units outstanding:
Common units (basic and diluted)	47,138,336	32,437,314	23,755,663
Subordinated units (basic and diluted)	0	0	1,061,488
Total units (basic and diluted)	47,138,336	32,437,314	24,817,151